CASH FLOW DISCLOSURES - Schedule of changes in non-cash working capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOW DISCLOSURES
Decrease (increase) in prepaid expenses and deposits	$ (1,329,709)	$ 38,816
Decrease (increase) in receivables	(470,752)	1,089,698
Increase in inventories	1,258,185
Increase in accounts payable and accrued liabilities	1,532,702	164,636
Change in non-cash working capital	$ 990,426	$ 1,293,150